Note 31 - Dividends (Details Textual) - $ / shares	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share	$ 6.875	$ 6.875	$ 6.875	$ 6.875